Reinsurance - Cost of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance
Cost of reinsurance asset	$ 3,689.2	$ 46.5
Cost of reinsurance liability	84.2	22.1
Cost of reinsurance amortization	$ 84.5	$ (18.0)	$ 67.4